ACQUISITION OF BUSINESSES - Business Services, Sagen (Details) - Sagen MI Canada Inc. - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2019	Dec. 31, 2020	Dec. 31, 2019
Sagen Canada
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	31.00%
Business services
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		24.00%	29.00%
Proportion of voting rights held in subsidiary		57.00%	57.00%
Business services | Sagen Canada
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 854
Proportion of voting rights held in subsidiary	57.00%
Bargain purchase gain recognized	$ 4
Identifiable intangible assets recognised as of acquisition date	$ 243
Revenue of acquiree since acquisition date			$ 10
Net income of acquiree since acquisition date			9
Revenue of acquiree as if combination occurred at beginning of period			207
Net income of acquiree as if combination occurred at beginning of period			$ 98